International Value Fund Investment Strategy - International Value Fund	May 31, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	Under normal market conditions, the Fund invests at least 80% of its net assets in securities of value companies.For purposes of the funds 80% investment policy, a company is considered to be a value company if it; (i) issues securities that are represented in a third-party value-style index or that are classified as a value company by a third-party vendor; or (ii) meets a relevant equity market measurement in at least one “value metric” similar to those commonly used by third-party index providers or third-party vendors in value classifications, such as earnings growth, price-to-earnings or sales growth, among others.The Fund invests primarily in equity securities of foreign issuers. The Fund will invest in securities of at least three different countries, including the United States. The Fund normally invests in common stock, preferred stock, rights, warrants and American Depository Receipts (ADRs). The Fund may purchase securities across any market capitalization. The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non-hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows. The Fund defines the term “foreign issuer” with respect to whether an issuer is economically tied to a non-U.S. country. The Fund will make this determination by looking at a number of factors, including the domicile of the issuer’s senior management, the primary stock exchange on which the issuer’s security trades, the country from which the issuer produced the largest portion of its revenue, and its reporting currency. The Fund is sub-advised by both Goldman Sachs Asset Management, L.P. (“GSAM”) and Columbia Management Investment Advisers, LLC (“Columbia”). GSAM selects investments using an investment philosophy and a valuation discipline designed to identify what GSAM believes are well-positioned, cash-generating businesses run by shareholder-oriented management teams. In the portion of the Fund subadvised by GSAM, the Fund expects to invest a majority of its assets in a diversified portfolio of equity investments of dividend-paying non-U.S. issuers. A substantial portion of the assets in GSAM’s sleeve are invested in the securities of issuers located in the developed countries of Western Europe and in Australia, Japan and New Zealand. The Fund’s investments in a particular developed country may exceed 25% of its investment portfolio. Columbia employs fundamental analysis with risk management in identifying value opportunities and constructing the Fund’s portfolio. In selecting investments, Columbia considers, among other factors: businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors; various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value, with Columbia believing that companies with lower valuations are generally more likely to provide opportunities for capital appreciation; a company’s current operating margins relative to its historic range and future potential; and/or potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors. Columbia may sell a security when the security’s price reaches a target set by Columbia; if Columbia believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons. In order to generate additional income, the Fund may lend portfolio securities to broker-dealers and other financial institutions provided that the value of the loaned securities does not exceed 30% of the Fund’s total assets. These loans earn income for the Fund and are collateralized by cash and securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.